Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Employee compensation	$ 683,000	$ 1,202,000
Accrued bonuses	259,000	178,000
Performance guarantee liabilities	262,000	165,000
Other accrued expenses and liabilities	1,753,000	1,271,000
Accrued expenses	$ 2,957,000	$ 2,816,154	$ 5,274,716